Prepaid Expenses and Other Current Assets - Schedule of Prepaid Expenses and Other Current Assets (Details) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Prepaid Expense And Other Assets Current [Abstract]
Insurance premiums	$ 421	$ 501
Financing costs	70
Security deposit	50	50
Other	159	147
Total prepaid expenses and other current assets	$ 700	$ 698